Sale of Assets (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Consideration of sale	$ 246,041
Gain on sale of assets	$ 0	$ 0	$ 191,699